UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/18

Item 1. Schedule of Investments.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, April 30, 2018 (unaudited)
Franklin Floating Rate Master Series
				% of Net
	Country	Shares	Value	Assets
Common Stocks (Cost $699,754)
Oil & Gas Exploration & Production
Samson Resources II LLC	United States	155,501	$3,654,274	0.21

Management Investment Companies
Other Diversified Financial Services
[a] Franklin Lower Tier Floating Rate Fund	United States	3,405,364	33,644,996	1.96
[a] Franklin Middle Tier Floating Rate Fund	United States	3,457,561	32,708,532	1.91
Total Management Investment Companies
(Cost $69,208,470)			66,353,528	3.87

		Principal
		Amount*
Corporate Bonds (Cost $8,641,077)
Industrial Machinery
[b] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%,
10/26/23	Australia	$10,100,691	7,828,035	0.46

[c] Senior Floating Rate Interests
Aerospace & Defense
Delos Finance S.A.R.L. (AerCap), New Loans, 4.052%, (3-month
USD LIBOR + 1.75%), 10/06/23	Luxembourg	32,284,435	32,543,389	1.89
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 10.552%, (3-month USD LIBOR +
8.25%), 10/09/20	United States	6,923,627	6,824,100	0.40
Term B Loans, 5.837%, (3-month USD LIBOR + 3.50%), 4/09/20.	United States	14,943,348	14,705,180	0.86
Flying Fortress Holdings LLC (ILFC), New Loan, 4.052%, (3-month
USD LIBOR + 1.75%), 10/30/22	United States	18,210,912	18,339,372	1.07
Leidos Innovations Corp., Term Loan B, 3.688%, (1-month USD
LIBOR + 1.75%), 8/16/23	United States	1,563,573	1,577,742	0.09
			73,989,783	4.31
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.362%,
(3-month USD LIBOR + 7.00%), 7/19/21	United States	1,638,050	1,647,605	0.10
Airlines
Air Canada, Term Loan, 3.984%, (3-month USD LIBOR + 2.00%),
10/06/23	Canada	16,987,164	17,111,034	1.00
American Airlines Inc., 2017 Replacement Term Loans, 3.90%,
(1-month USD LIBOR + 2.00%), 6/27/20	United States	4,941,690	4,955,280	0.29
			22,066,314	1.29
Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 6.438%, (1-month
USD LIBOR + 4.50%), 8/21/22	United States	51,411,396	45,070,675	2.63

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Auto Parts & Equipment
Allison Transmission Inc., New Term Loans, 3.65%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	$14,844,950	$14,983,275	0.87
American Axle and Manufacturing Inc., Tranche B Term Loan, 4.15%,
(1-month USD LIBOR + 2.25%), 4/06/24	United States	1,949,682	1,961,259	0.12
TI Group Automotive Systems LLC, Initial US Term Loan, 4.401%,
(1-month USD LIBOR + 2.50%), 6/30/22	United States	16,310,481	16,455,596	0.96
			33,400,130	1.95
Broadcasting
Gray Television Inc., Term B-2 Loan, 4.137%, (1-month USD LIBOR +
2.25%), 2/07/24	United States	14,723,540	14,803,297	0.86
Mission Broadcasting Inc., Term Loan B-2, 4.387%, (1-month USD
LIBOR + 2.50%), 1/17/24	United States	554,359	557,270	0.03
Nexstar Broadcasting Inc.,
Term A-2 Loan, 3.887%, (1-month USD LIBOR + 2.00%),
7/19/22	United States	1,785,231	1,788,578	0.11
Term Loan B-2, 4.387%, (1-month USD LIBOR + 2.50%),
1/17/24	United States	4,316,863	4,339,527	0.25
[d] Sinclair Television Group Inc.,
Tranche B Term Loans, 4.16%, (1-month USD LIBOR + 2.25%),
1/03/24	United States	15,980,648	16,063,475	0.94
[e] Tranche B-1 Term Loans, TBD, 1/31/25	United States	5,700,000	5,732,655	0.34
WXXA-TV LLC and WLAJ-TV LLC, Term Loan A-2, 3.887%, (1-month
USD LIBOR + 2.00%), 7/19/22	United States	60,316	60,429	0.00	†
			43,345,231	2.53
Cable & Satellite
[d,e] Charter Communications Operating LLC, Term Loan B, TBD, 3/13/25 .	United States	19,000,000	19,106,875	1.11
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.147%,
(1-month USD LIBOR + 2.25%), 7/17/25	United States	18,771,782	18,792,901	1.10
Mediacom Illinois LLC, Tranche N Term Loan, 3.50%, (1-week USD
LIBOR + 1.75%), 2/15/24	United States	4,776,794	4,802,168	0.28
			42,701,944	2.49
Casinos & Gaming
Boyd Gaming Corp.,
Refinancing Term B Loans, 4.244%, (1-week USD LIBOR +
2.50%), 9/15/23	United States	8,037,855	8,090,881	0.47
Term A Loan, 3.994%, (1-week USD LIBOR + 2.25%), 9/15/21	United States	2,213,537	2,224,604	0.13
CEOC LLC, Term B Loans, 4.377%, (1-month USD LIBOR + 2.50%),
10/06/24	United States	1,533,731	1,538,524	0.09
Eldorado Resorts Inc.,
Initial Term Loan, 4.188%, (1-month USD LIBOR + 2.25%),
4/17/24	United States	2,585,414	2,600,766	0.15
Initial Term Loan, 4.125% - 4.188%, (2-month USD LIBOR +
2.25%), 4/17/24	United States	3,614,072	3,635,533	0.21
Greektown Holdings LLC, Initial Term Loan, 4.901%, (1-month USD
LIBOR + 3.00%), 4/25/24	United States	8,388,801	8,411,082	0.49
Kingpin Intermediate Holdings LLC, Initial Term Loans, 6.15%,
(1-month USD LIBOR + 4.25%), 7/03/24	United States	1,588,000	1,615,949	0.10
			28,117,339	1.64

|2

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
[d] First Lien Initial Term Loan, 7.651%, (1-month USD LIBOR +
5.75%), 8/14/20	United States	$14,408,429	$14,201,307	0.83
Second Lien Initial Term Loan, 12.651%, (1-month USD LIBOR +
10.75%), 2/16/21	United States	2,232,389	2,138,908	0.12
Foresight Energy LLC, Term Loans, 8.109%, (3-month USD LIBOR +
5.75%), 3/28/22	United States	26,556,008	26,044,805	1.52
Westmoreland Coal Co., Term Loan, 8.802%, (3-month USD LIBOR +
6.50%), 12/16/20	United States	3,681,764	1,291,692	0.08
			43,676,712	2.55
Commodity Chemicals
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 3.901%, (1-month
USD LIBOR + 2.00%), 3/31/24	United States	11,650,568	11,706,094	0.68
Communications Equipment
Ciena Corp., Refinancing Term Loan, 4.397%, (1-month USD LIBOR
+ 2.50%), 1/28/22	United States	8,700,064	8,754,440	0.51
CommScope Inc., Tranche 5 Term Loans, 3.901%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	8,928,405	8,992,582	0.52
			17,747,022	1.03
Construction & Engineering
AECOM, Term B Loans, 3.651%, (1-month USD LIBOR + 1.75%),
3/13/25	United States	8,580,730	8,612,908	0.50
Data Processing & Outsourced Services
[d,e] First Data Corp., Term A Loan, TBD, 6/02/20	United States	6,201,830	6,215,883	0.36
Global Payments Inc., Term A-2 Loan, 3.498%, (1-week USD LIBOR
+ 1.75%), 5/02/22	United States	9,816,895	9,843,479	0.57
[d] Iron Mountain Information Management LLC, Term B Loan, 3.898%,
(1-month USD LIBOR + 1.75%), 1/26/26	United States	4,624,481	4,612,203	0.27
Wex Inc., Term B-2 Loan, 4.151%, (1-month USD LIBOR + 2.25%),
7/01/23	United States	9,827,248	9,904,019	0.58
			30,575,584	1.78
Diversified Chemicals
Chemours Co., Tranche B-2 US$ Term Loan, 3.66%, (1-month USD
LIBOR + 1.75%), 4/03/25	United States	8,842,745	8,862,093	0.52
Diversified Support Services
Ventia Pty. Ltd., Term B Loans (USD), 5.802%, (3-month USD LIBOR
+ 3.50%), 5/21/22	Australia	3,917,295	3,976,054	0.23
Electric Utilities
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.56%,
(3-month USD LIBOR + 3.25%), 6/28/23	United States	4,212,233	4,238,559	0.25
Fertilizers & Agricultural Chemicals
Mosaic Co., Term Loan A, 3.401%, (1-month USD LIBOR + 1.50%),
11/18/21	United States	1,545,830	1,541,965	0.09

|3

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Food Distributors
Aramark Corp., U.S. Term B-1 Loan, 3.901%, (1-month USD LIBOR +
2.00%), 3/11/25	United States	$6,803,778	$6,856,930	0.40
Nutraceutical International Corp., Term Loan B, 5.151%, (1-month
USD LIBOR + 3.25%), 8/22/23	United States	2,911,509	2,918,787	0.17
			9,775,717	0.57
Food Retail
Smart & Final Stores LLC, First Lien Term Loan, 5.401%, (1-month
USD LIBOR + 3.50%), 11/15/22	United States	1,571,432	1,543,932	0.09
Forest Products
[b] Appvion Inc., Roll-Up Loans, PIK, 8.401%, (1-month USD LIBOR +
6.50%), 7/01/18	United States	13,853,531	13,853,531	0.81
General Merchandise Stores
[b] 99 Cents Only Stores, First Lien Term Loan, PIK, 8.484% - 8.802%,
(3-month USD LIBOR + 6.50%), 1/13/22	United States	18,517,331	18,135,411	1.06
Evergreen AcqCo. 1 LP (Savers),
Term Loan, 5.806%, (2-month USD LIBOR + 3.75%), 7/09/19	United States	70,820	68,873	0.00	†
Term Loan, 6.112%, (3-month USD LIBOR + 3.75%), 7/09/19	United States	26,698,979	25,964,757	1.51
			44,169,041	2.57
Health Care Distributors
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan
B, 5.203%, (6-month USD LIBOR + 2.75%), 9/24/24	United States	9,009,708	8,965,462	0.52
Health Care Services
[d] Air Medical Group Holdings Inc., 2018 New Term Loans, 6.147%,
(1-month USD LIBOR + 4.25%), 3/14/25	United States	4,609,412	4,665,384	0.27
DaVita Healthcare Partners Inc.,
Tranche A Term Loan, 3.901%, (1-month USD LIBOR + 2.00%),
6/24/19	United States	6,206,601	6,222,080	0.36
[d] Tranche B Term Loan, 4.651%, (1-month USD LIBOR + 2.75%),
6/24/21	United States	1,996,984	2,018,024	0.12
Envision Healthcare Corp., Initial Term Loans, 4.91%, (1-month USD
LIBOR + 3.00%), 12/01/23	United States	4,794,685	4,825,103	0.28
U.S. Renal Care Inc., Initial Term Loan, 6.552%, (3-month USD
LIBOR + 4.25%), 12/31/22	United States	8,958,848	8,930,852	0.52
			26,661,443	1.55
Health Care Technology
Quintiles IMS Inc., Term B-1 Dollar Loans, 4.302%, (3-month USD
LIBOR + 2.00%), 3/07/24	United States	10,368,750	10,437,879	0.61
Hotels, Resorts & Cruise Lines
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.647%,
(1-month USD LIBOR + 1.75%), 10/25/23	United States	8,628,356	8,708,729	0.51
Household Products
Spectrum Brands Inc.,
USD Term Loans, 3.994% - 4.056%, (2-month USD LIBOR +
2.00%), 6/23/22	United States	3,897,257	3,904,218	0.23
USD Term Loans, 3.791%, (3-month USD LIBOR + 2.00%),
6/23/22	United States	8,969,192	8,985,211	0.52
			12,889,429	0.75

|4

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Independent Power Producers & Energy Traders
Helix Gen Funding LLC, Term Loan, 5.651%, (1-month USD LIBOR +
3.75%), 6/02/24	United States	$18,327,804	$18,514,510	1.08
[d] NRG Energy Inc., Term loan B, 4.052%, (3-month USD LIBOR +
1.75%), 6/30/23	United States	32,216,271	32,335,471	1.88
			50,849,981	2.96
Industrial Machinery
Harsco Corp., Term B-1 Loan, 4.938%, (1-month USD LIBOR +
3.00%), 12/10/24	United States	7,280,471	7,387,407	0.43
Mueller Water Products Inc.,
Loans, 4.401%, (1-month USD LIBOR + 2.50%), 11/26/21	United States	3,564,603	3,599,137	0.21
Loans, 4.802%, (3-month USD LIBOR + 2.50%), 11/26/21	United States	1,601,469	1,616,984	0.09
Navistar Inc., Tranche B Term Loan, 5.40%, (1-month USD LIBOR +
3.50%), 11/06/24	United States	33,251,768	33,521,939	1.95
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.398%,
(1-month USD LIBOR + 4.50%), 10/25/22	Australia	7,387,773	7,313,895	0.43
			53,439,362	3.11
Integrated Telecommunication Services
Consolidated Communications Inc., Initial Term Loan, 4.91%,
(1-month USD LIBOR + 3.00%), 10/05/23	United States	2,047,285	2,031,504	0.12
Global Tel*Link Corp.,
Second Lien Term Loan, 10.552%, (3-month USD LIBOR +
8.25%), 5/23/20	United States	3,374,143	3,381,526	0.19
Term Loan, 6.302%, (3-month USD LIBOR + 4.00%), 5/23/20	United States	4,944,559	4,980,100	0.29
Securus Technologies Holdings Inc., Second Lien Initial Loan,
10.151%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	817,114	827,328	0.05
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan,
3.901%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	12,745,715	12,821,400	0.75
			24,041,858	1.40
Internet Software & Services
Legalzoom.com Inc., Initial Term Loan, 6.397%, (1-month USD
LIBOR + 4.50%), 11/21/24	United States	804,238	813,285	0.05
Rackspace Hosting Inc., Term B Loans, 4.787%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	5,093,727	5,087,717	0.29
			5,901,002	0.34
Investment Banking & Brokerage
FinCo I LLC, Initial Term Loans, 4.651%, (1-month USD LIBOR +
2.75%), 12/27/22	United States	15,107,677	15,277,638	0.89
IT Consulting & Other Services
Gartner Inc., Tranche A Term Loans, 3.901%, (1-month USD LIBOR
+ 2.00%), 3/21/22	United States	1,529,395	1,544,689	0.09
Sungard Availability Services Capital Inc., 2022 Tranche B Term
Loans, 11.901%, (1-month USD LIBOR + 10.00%), 10/01/22	United States	23,710,782	23,607,047	1.38
			25,151,736	1.47
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 6.052%, (3-month USD
LIBOR + 3.75%), 5/28/21	United States	19,010,758	19,086,003	1.11
Life Sciences Tools & Services
Syneos Health Inc., Initial Term B Loans, 4.151%, (1-month USD
LIBOR + 2.25%), 8/01/24	United States	6,535,257	6,562,829	0.38

|5

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Marine
International Seaways Operating Corp., Initial Term Loans, 7.41%,
(1-month USD LIBOR + 5.50%), 6/22/22	United States	$3,837,744	$3,813,758	0.22
Navios Maritime Partners LP, Initial Term Loan, 7.08%, (3-month USD
LIBOR + 5.00%), 9/14/20	Greece	8,408,025	8,460,575	0.50
			12,274,333	0.72
Metal & Glass Containers
[d] Crown Americas LLC, Term B Loans, 4.312%, (3-month USD LIBOR
+ 2.00%), 4/03/25	United States	5,620,586	5,678,989	0.33
Owens-Brockway Glass Container Inc., Term A Loan, 3.29% -
3.387%, (1-month USD LIBOR + 1.50%), 4/22/20	United States	7,674,192	7,719,761	0.45
			13,398,750	0.78
Movies & Entertainment
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.147%, (1-month USD LIBOR +
2.25%), 12/15/23	United States	1,606,012	1,611,700	0.09
Initial Term Loans, 4.147%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	2,738,245	2,754,505	0.16
Lions Gate Capital Holdings LLC, Term A Loan, 3.648%, (1-month
USD LIBOR + 1.75%), 3/22/23	Canada	12,095,329	12,140,686	0.71
Live Nation Entertainment Inc., Term B-3 Loans, 3.688%, (1-month
USD LIBOR + 1.75%), 10/31/23	United States	5,823,404	5,864,651	0.34
			22,371,542	1.30
Office Services & Supplies
Conduent Business Services LLC, Delayed Draw Term A Loan,
4.151%, (1-month USD LIBOR + 2.25%), 12/07/21	United States	3,925,000	3,934,813	0.23
Oil & Gas Exploration & Production
Cantium LLC, Commitment, 8.31%, (3-month USD LIBOR + 6.00%),
6/13/20	United States	4,723,991	4,759,420	0.28
Fieldwood Energy LLC, Closing Date Loans, 7.151%, (1-month USD
LIBOR + 5.25%), 4/11/22	United States	69,684,139	70,163,218	4.09
UTEX Industries Inc., First Lien Initial Term Loan, 5.901%, (1-month
USD LIBOR + 4.00%), 5/21/21	United States	16,684,783	16,455,368	0.96
			91,378,006	5.33
Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 6.04%, (3-month USD LIBOR
+ 4.25%), 8/05/19	United States	9,950,458	9,689,258	0.57
Strike LLC,
Term Loan, 10.302%, (3-month USD LIBOR + 8.00%), 11/30/22 .	United States	38,750	39,477	0.00	†
Term Loan, 10.453%, (6-month USD LIBOR + 8.00%), 11/30/22 .	United States	2,867,500	2,921,266	0.17
			12,650,001	0.74

|6

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Packaged Foods & Meats
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.06%, (3-month USD LIBOR +
7.75%), 7/03/21	United States	$7,271,086	$6,989,331	0.41
Term Loans, 6.31%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	2,560,483	2,533,598	0.15
JBS USA LUX SA, New Initial Term Loans, 4.678%, (3-month USD
LIBOR + 2.50%), 10/30/22	United States	22,072,835	22,081,112	1.29
[d] Pinnacle Foods Finance LLC, Initial B Term Loan, 3.637%, (1-month
USD LIBOR + 1.75%), 2/03/24	United States	3,671,762	3,703,890	0.21
Post Holdings Inc., Series A Incremental Term Loans, 3.90%,
(1-month USD LIBOR + 2.00%), 5/24/24	United States	14,171,038	14,249,489	0.83
			49,557,420	2.89
Paper Packaging
Caraustar Industries Inc., Refinancing Term Loans, 7.802%, (3-month
USD LIBOR + 5.50%), 3/14/22	United States	12,701,576	12,749,207	0.74
Personal Products
[f] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%),
4/19/19	United States	43,781,202	11,437,839	0.67
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.188%, (1-month USD LIBOR + 4.25%), 4/29/24.	United States	20,809,962	20,740,603	1.21
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.994%, (1-week USD LIBOR + 2.25%), 1/31/25.	United States	11,536,783	11,611,657	0.68
[d] Horizon Pharma Inc., Third Amendment Refinancing Term Loan,
5.188%, (1-month USD LIBOR + 3.25%), 3/29/24	United States	8,079,444	8,143,408	0.47
Innoviva Inc., Initial Term Loan, 6.373%, (3-month USD LIBOR +
4.50%), 8/18/22	United States	840,633	850,090	0.05
RPI Finance Trust, Term A-3 Loan, 4.052%, (3-month USD LIBOR +
1.75%), 10/14/21	United States	4,075,283	4,085,471	0.24
Valeant Pharmaceuticals International Inc., Series F-4 Tranche B
Term Loans, 5.394%, (1-month USD LIBOR + 3.50%), 4/01/22.	United States	12,697,401	12,853,960	0.75
			58,285,189	3.40
Restaurants
[d] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
(Yum Brands), Term Loan B, 3.644%, (1-month USD LIBOR +
1.75%), 4/03/25	United States	8,427,079	8,500,816	0.49
NPC International Inc., Second Lien Initial Term Loan, 9.401%,
(1-month USD LIBOR + 7.50%), 4/20/25	United States	4,842,941	4,964,014	0.29
			13,464,830	0.78
Semiconductor Equipment
MKS Instruments Inc., Tranche B-4 Term Loan, 3.651%, (1-month
USD LIBOR + 1.75%), 4/29/23	United States	742,028	747,478	0.04
Semiconductors
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans,
3.901%, (1-month USD LIBOR + 2.00%), 3/31/23	United States	12,851,940	12,946,723	0.75
Specialized Consumer Services
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.31%, (3-month
USD LIBOR + 2.00%), 2/13/25	United States	19,224,325	19,392,538	1.13
NVA Holdings Inc., Term B-3 Loan, 5.052%, (3-month USD LIBOR +
2.75%), 2/02/25	United States	6,554,539	6,588,334	0.38

|7

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Specialized Consumer Services (continued)
Sabre GLBL Inc.,
2017 Other Term A Loans, 3.901%, (1-month USD LIBOR +
2.00%), 7/01/22	United States	$6,407,596	$6,423,615	0.38
Term Loan B, 3.901%, (1-month USD LIBOR + 2.00%), 2/22/24 .	United States	1,546,336	1,553,463	0.09
			33,957,950	1.98
Specialty Chemicals
[d] Ashland LLC, Term B Loan, 3.897% - 3.901%, (1-month USD LIBOR
+ 2.00%), 5/17/24	United States	5,930,832	5,987,175	0.35
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.052%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	15,822,510	15,904,312	0.93
KMG Chemicals Inc., Initial Term Loan, 4.651%, (1-month USD
LIBOR + 2.75%), 6/15/24	United States	1,511,994	1,525,224	0.09
Oxbow Carbon LLC,
Second Lien Term Loan, 9.401%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	7,556,614	7,707,746	0.45
Tranche A Term Loan, 4.401%, (1-month USD LIBOR + 2.50%),
1/04/22	United States	5,850,000	5,857,313	0.34
Tranche B Term Loan, 5.651%, (1-month USD LIBOR + 3.75%),
1/04/23	United States	4,858,500	4,925,304	0.29
Solenis International LP and Solenis Holdings 3 LLC, Second Lien
Term Loan, 8.734%, (3-month USD LIBOR + 6.75%), 7/31/22	United States	3,270,000	3,167,813	0.18
[d] WR Grace & Co.,
Term B-1 Loans, 4.058%, (3-month USD LIBOR + 1.75%),
4/03/25	United States	1,847,640	1,857,071	0.11
Term B-2 Loans, 4.058%, (3-month USD LIBOR + 1.75%),
4/03/25	United States	3,167,383	3,184,012	0.18
			50,115,970	2.92
Specialty Stores
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 8.91%, (1-month USD LIBOR + 7.00%),
12/31/22	United States	9,691,811	10,031,024	0.58
[d] Tranche B-2 Term Loans, 10.66%, (1-month USD LIBOR +
8.75%), 3/04/21	United States	27,529,650	26,468,603	1.54
PetSmart Inc., Tranche B-2 Loans, 4.89%, (1-month USD LIBOR +
3.00%), 3/11/22	United States	47,744,056	37,518,854	2.19
			74,018,481	4.31
Technology Hardware, Storage & Peripherals
[d] Western Digital Corp., U.S. Term B-3 Loan, 3.90%, (1-month USD
LIBOR + 2.00%), 4/29/23	United States	3,000,000	3,022,767	0.18
Trucking
Hertz Corp., Tranche B-1 Term Loan, 4.651%, (1-month USD LIBOR
+ 2.75%), 6/30/23	United States	20,930,392	20,999,064	1.22
Total Senior Floating Rate Interests
(Cost $1,292,544,594)			1,255,901,947	73.19

Asset-Backed Securities
Mortgage REITs
[g,h] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.709%,
(3-month USD LIBOR + 2.35%), 7/20/29	United States	2,275,000	2,288,787	0.13

|8

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services
[g,h] Ares XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 4.148%, (3-month
USD LIBOR + 1.80%), 10/15/30	United States	$3,150,000	$3,147,228	0.18
[g,h] Atrium XII, 2012A, CR, FRN, 144A, 4.012%, (3-month USD LIBOR +
1.65%), 4/22/27	United States	2,240,000	2,239,037	0.13
[g,h] BlueMountain CLO Ltd.,
2012-2A, AR, 144A, FRN, 3.305%, (3-month USD LIBOR +
1.42%), 11/20/28	United States	10,790,000	10,817,838	0.63
2012-2A, CR, 144A, FRN, 4.485%, (3-month USD LIBOR +
2.60%), 11/20/28	United States	1,400,000	1,408,204	0.08
[g,h] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 3.427%,
(3-month USD LIBOR + 1.70%), 1/15/30	United States	2,100,000	2,089,794	0.12
[g,h] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.768%, (3-month
USD LIBOR + 1.42%), 4/15/29	United States	22,000,000	22,191,180	1.29
[g,h] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, C1R, 144A, FRN, 4.959%, (3-month USD LIBOR +
2.60%), 1/20/29	United States	3,675,000	3,702,158	0.22
2014-2A, AR, 144A, FRN, 3.089%, (3-month USD LIBOR +
1.25%), 5/15/25	United States	3,200,000	3,199,360	0.19
2015-2A, A1, 144A, FRN, 3.836%, (3-month USD LIBOR +
1.47%), 4/27/27	United States	2,800,000	2,813,524	0.16
[g,h] Carlyle U.S. CLO Ltd., 2017-1A, A1A, 144A, FRN, 3.659%, (3-month
USD LIBOR + 1.30%), 4/20/31	United States	12,600,000	12,651,030	0.74
[g,h] Cent CLO Ltd., 2013-17A, B, 144A, FRN, 4.767%, (3-month USD
LIBOR + 3.00%), 1/30/25	United States	800,000	802,984	0.05
[g,h] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 3.203%, (3-month USD LIBOR +
1.41%), 11/07/26	United States	7,510,000	7,514,581	0.44
2014-22A, BR, 144A, FRN, 4.743%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	3,200,000	3,208,000	0.19
[g,h] Dryden 30 Senior Loan Fund, 2013-30A, A, 144A, FRN, 3.539%,
(3-month USD LIBOR + 1.70%), 11/15/28	United States	2,100,000	2,101,533	0.12
[g,h] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 3.548%, (3-month
USD LIBOR + 1.20%), 7/15/26	United States	2,650,000	2,645,866	0.16
[g,h] Eaton Vance CLO, 2015-1A, CR, 144A, FRN, 4.259%, (3-month USD
LIBOR + 1.90%), 1/20/30	United States	1,400,000	1,401,148	0.08
[g] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	1,100,000	1,101,375	0.06
[g,h] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.669%, (3-month USD LIBOR +
1.31%), 3/20/30	United States	26,400,000	26,823,984	1.56

|9

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[g,h] LCM XXV Ltd.,
25A, B2, 144A, FRN, 4.009%, (3-month USD LIBOR + 1.65%),
7/20/30	United States	$4,075,000	$4,089,874	0.24
25A, C2, 144A, FRN, 4.659%, (3-month USD LIBOR + 2.30%),
7/20/30	United States	1,625,000	1,634,880	0.10
[g,h] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 3.89%,
(3-month USD LIBOR + 1.53%), 7/25/29	United States	7,100,000	7,220,629	0.42
[g,h] Madison Park Funding XXVIV Ltd., 2016-24A, C1, 144A, FRN,
4.959%, (3-month USD LIBOR + 2.60%), 1/20/28	United States	1,750,000	1,764,280	0.10
[g,h] Magnetite IX Ltd., 2014-9A, BR, 144A, FRN, 4.36%, (3-month USD
LIBOR + 2.00%), 7/25/26	United States	2,793,000	2,796,296	0.16
[g,h] Magnetite XI Ltd., 2014-11A, BR, 144A, 4.455%, (3-month USD
LIBOR + 2.10%), 1/18/27	United States	1,172,500	1,174,575	0.07
[g,h] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 3.745%, (3-month USD
LIBOR + 1.39%), 7/18/28	United States	1,460,000	1,462,643	0.09
[g,h] Neuberger Berman CLO Ltd., 2017-26A, C, 144A, FRN, 4.105%,
(3-month USD LIBOR + 1.75%), 10/18/30	United States	2,100,000	2,089,059	0.12
[g,h] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.494%, (3-month
USD LIBOR + 1.55%), 2/26/31	United States	5,810,000	5,811,336	0.34
[g,h] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.679%, (3-month
USD LIBOR + 1.32%), 3/17/30	United States	11,942,857	12,020,724	0.70
[g,h] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
4.759%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	2,288,855	2,301,627	0.13
[g,h] Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN,
4.262%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	2,100,000	2,102,478	0.12
[g,h] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
4.71%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,000,000	3,023,340	0.18
[g,h] Voya CLO Ltd., 2017-3A, B, 144A, FRN, 4.709%, (3-month USD
LIBOR + 2.35%), 7/20/30	United States	2,508,761	2,531,917	0.15
			159,882,482	9.32
Total Asset-Backed Securities (Cost $161,444,100)			162,171,269	9.45

Total Investments before Short Term Investments
(Cost $1,532,537,995)			1,495,909,053	87.18

Short Term Investments

Senior Floating Rate Interests
Broadcasting
Marshall Broadcasting Group Inc., Term Loan A-2, 3.887%, (1-month
USD LIBOR + 2.00%), 6/28/18	United States	124,767	125,001	0.01
Forest Products
[i] Appvion Inc., New Money Term Loan (DIP II), 11.145% - 11.151%,
(1-month USD LIBOR + 9.25%), 7/01/18	United States	8,382,809	8,400,270	0.49

|10

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Short Term Investments (continued)

Senior Floating Rate Interests (continued)
Personal Products
FGI Operating Co. LLC (Freedom Group), DIP Term Loan B, 8.646% -
8.651%, (1-month USD LIBOR + 6.75%), 6/26/18	United States	$8,563,000	$8,563,000	0.50
Total Senior Floating Rate Interests
(Cost $17,040,930)			17,088,271	1.00
U.S. Government and Agency Securities (Cost $33,841,395)
[j] U.S. Treasury Bill, 3/28/19	United States	34,500,000	33,820,778	1.97
Repurchase Agreements (Cost $244,945,650)
[k] Joint Repurchase Agreement, 1.710%, 5/01/18
(Maturity Value $244,957,286)
BNP Paribas Securities Corp. (Maturity Value $106,749,936)
Deutsche Bank Securities Inc. (Maturity Value $17,580,584)
HSBC Securities (USA) Inc. (Maturity Value $120,092,759)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $534,007)
Collateralized by U.S. Government Agency Securities, 0.00% -
1.875%, 9/18/18 - 4/05/22; [j]U.S. Treasury Bill, 6/14/18 - 1/31/19;
and U.S. Treasury Note, 0.875% - 3.50%, 1/31/19 -11/30/21
(valued at $249,985,074)	United States	$244,945,650	244,945,650	14.27
Total Investments (Cost $1,828,365,970)			1,791,763,752	104.42
Other Assets, less Liabilities			(75,860,625)	(4.42)
Net Assets			$1,715,903,127	100.00

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 5 regarding investments in affiliated management investment companies.
bIncome may be received in additional securities and/or cash.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a delayed delivery basis.
eA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
fDefaulted security or security for which income has been deemed uncollectible.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2018, the aggregate value of these securities was $162,171,269, representing 9.5% of net assets.
hThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
iSee Note 4 regarding unfunded loan commitments.
jThe security was issued on a discount basis with no stated coupon rate.
kInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2018, all repurchase agreements had been entered into on that date.

|11

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

At April 30, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$26,362,000	$(2,025,961)	$(1,560,651)	$(465,310)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 24.

|12

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, April 30, 2018 (unaudited)
Franklin Lower Tier Floating Rate Fund
		Principal
	Country	Amount*	Value
Corporate Bonds (Cost $5,250,884) 1.4%
Industrial Machinery 1.4%
[a] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$7,308,657	$5,664,209
[b] Senior Floating Rate Interests 78.4%
Aerospace & Defense 4.1%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 10.552%, (3-month USD LIBOR
+ 8.25%), 10/09/20	United States	16,536,432	16,298,721
Agricultural Products 0.2%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.362%, (3-month USD LIBOR +
7.00%), 7/19/21	United States	935,849	941,308
Apparel Retail 3.1%
Ascena Retail Group Inc., Tranche B Term Loan, 6.438%, (1-month USD LIBOR +
4.50%), 8/21/22	United States	14,201,876	12,450,316
Coal & Consumable Fuels 3.9%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.651%, (1-month USD LIBOR + 5.75%), 8/14/20	United States	161,150	158,833
Second Lien Initial Term Loan, 12.651%, (1-month USD LIBOR + 10.75%), 2/16/21 .	United States	3,992,344	3,825,165
Foresight Energy LLC, Term Loans, 8.109%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	9,580,248	9,395,828
Westmoreland Coal Co., Term Loan, 8.802%, (3-month USD LIBOR + 6.50%), 12/16/20 .	United States	5,702,646	2,000,688
			15,380,514
Forest Products 3.5%
[a] Appvion Inc., Roll-Up Loans, PIK, 8.401%, (1-month USD LIBOR + 6.50%), 7/01/18	United States	13,882,250	13,882,250
General Merchandise Stores 15.0%
[a] 99 Cents Only Stores, First Lien Term Loan, PIK, 8.484% - 8.802%, (3-month USD
LIBOR + 6.50%), 1/13/22	United States	33,170,888	32,486,738
Evergreen AcqCo. 1 LP (Savers),
Term Loan, 5.806%, (2-month USD LIBOR + 3.75%), 7/09/19	United States	74,435	19,074,575
Term Loan, 6.112%, (3-month USD LIBOR + 3.75%), 7/09/19	United States	28,062,104	8,288,210
			59,849,523
Industrial Machinery 1.3%
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.398%, (1-month USD LIBOR +
4.50%), 10/25/22	Australia	5,345,644	5,292,187
Integrated Telecommunication Services 3.7%
Global Tel*Link Corp., Second Lien Term Loan, 10.552%, (3-month USD LIBOR +
8.25%), 5/23/20	United States	5,095,856	5,107,006
Securus Technologies Holdings Inc., Second Lien Initial Loan, 10.151%, (1-month USD
LIBOR + 8.25%), 11/01/25	United States	9,556,000	9,675,450
			14,782,456
IT Consulting & Other Services 3.3%
Sungard Availability Services Capital Inc., 2022 Tranche B Term Loans, 11.901%,
(1-month USD LIBOR + 10.00%), 10/01/22	United States	13,340,237	13,281,873
Marine 0.6%
International Seaways Operating Corp., Initial Term Loans, 7.41%, (1-month USD
LIBOR + 5.50%), 6/22/22	United States	2,453,125	2,437,793
Marine Ports & Services 0.3%
Commercial Barge Line Co., Initial Term Loan, 10.651%, (1-month USD LIBOR +
8.75%), 11/12/20	United States	1,972,603	1,157,306

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[b] Senior Floating Rate Interests (continued)
Oil & Gas Exploration & Production 15.3%
Fieldwood Energy LLC, Closing Date Loans, 7.151%, (1-month USD LIBOR + 5.25%),
4/11/22	United States	$44,676,846	$44,983,999
UTEX Industries Inc.,
First Lien Initial Term Loan, 5.901%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	14,622,390	14,421,332
Second Lien Initial Term Loan, 9.151%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	1,500,000	1,459,376
			60,864,707
Packaged Foods & Meats 4.1%
CSM Bakery Supplies LLC, Second Lien Term Loan, 10.06%, (3-month USD LIBOR +
7.75%), 7/03/21	United States	16,927,258	16,271,327
Paper Packaging 3.6%
Caraustar Industries Inc., Refinancing Term Loans, 7.802%, (3-month USD LIBOR +
5.50%), 3/14/22	United States	14,129,526	14,182,512
Personal Products 6.8%
[c] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%), 4/19/19	United States	104,379,096	27,269,039
Specialty Chemicals 1.8%
Oxbow Carbon LLC, Second Lien Term Loan, 9.401%, (1-month USD LIBOR + 7.50%),
1/04/24	United States	7,019,189	7,159,572
Specialty Stores 7.8%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 8.91%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	5,749,683	5,950,922
Tranche B-2 Term Loans, 10.66%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	14,123,929	13,579,564
PetSmart Inc., Tranche B-2 Loans, 4.89%, (1-month USD LIBOR + 3.00%), 3/11/22	United States	14,798,184	11,628,902
			31,159,388
Total Senior Floating Rate Interests
(Cost $321,540,441)			312,660,792
Total Investments before Short Term Investments
(Cost $326,791,325)			318,325,001

Short Term Investments 20.3%

[b] Senior Floating Rate Interests 8.6%
Forest Products 3.2%
[d] Appvion Inc., New Money Term Loan (DIP II), 11.145% - 11.151%, (1-month USD
LIBOR + 9.25%), 7/01/18	United States	12,769,376	12,795,975
Personal Products 5.4%
FGI Operating Co. LLC (Freedom Group), DIP Term Loan B, 8.646% - 8.651%, (1-month
USD LIBOR + 6.75%), 6/26/18	United States	21,407,500	21,407,500
Total Senior Floating Rate Interests
(Cost $34,132,649)			34,203,475
		Shares

Money Market Funds (Cost $46,935,680) 11.7%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.30%.	United States	46,935,680	46,935,680
Total Investments (Cost $407,859,654) 100.1%			399,464,156
Other Assets, less Liabilities (0.1)%			(558,302)
Net Assets 100.0%			$ 398,905,854

|14

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aIncome may be received in additional securities and/or cash.
bThe coupon rate shown represents the rate at period end.
cDefaulted security or security for which income has been deemed uncollectible.
dSee Note 4 regarding unfunded loan commitments.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

|15

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, April 30, 2018 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Principal
	Country	Amount*	Value
Corporate Bonds (Cost $7,074,506) 1.9%
Industrial Machinery 1.9%
[a] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	$6,711,747
[b] Senior Floating Rate Interests 87.2%
Aerospace & Defense 2.9%
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 10.552%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	5,623,654	5,542,814
Term B Loans, 5.837%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	4,888,476	4,810,563
			10,353,377
Airlines 0.5%
Air Canada, Term Loan, 3.984%, (3-month USD LIBOR + 2.00%), 10/06/23	Canada	1,888,564	1,902,336
Apparel Retail 7.2%
[c] Ascena Retail Group Inc., Tranche B Term Loan, 6.438%, (1-month USD LIBOR +
4.50%), 8/21/22	United States	29,846,405	26,165,359
Auto Parts & Equipment 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 4.401%, (1-month USD
LIBOR + 2.50%), 6/30/22	United States	496,508	500,925
Cable & Satellite 0.5%
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.147%, (1-month USD
LIBOR + 2.25%), 7/17/25	United States	1,713,672	1,715,600
Casinos & Gaming 0.4%
Kingpin Intermediate Holdings LLC, Initial Term Loans, 6.15%, (1-month USD LIBOR
+ 4.25%), 7/03/24.	United States	1,365,680	1,389,716
Coal & Consumable Fuels 10.6%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 7.651%, (1-month USD
LIBOR + 5.75%), 8/14/20	United States	39,218,528	38,654,762
Communications Equipment 0.3%
Ciena Corp., Refinancing Term Loan, 4.397%, (1-month USD LIBOR + 2.50%),
1/28/22	United States	1,129,418	1,136,477
CommScope Inc., Tranche 5 Term Loans, 3.901%, (1-month USD LIBOR + 2.00%),
12/29/22	United States	83,959	84,562
			1,221,039
Data Processing & Outsourced Services 0.2%
Global Payments Inc., Term A-2 Loan, 3.498%, (1-week USD LIBOR + 1.75%),
5/02/22	United States	684,108	685,960
Diversified Support Services 0.4%
KAR Auction Services Inc., Tranche B-5 Term Loans, 4.813%, (3-month USD LIBOR
+ 2.50%), 3/09/23.	United States	422,417	424,706
Ventia Pty. Ltd., Term B Loans (USD), 5.802%, (3-month USD LIBOR + 3.50%),
5/21/22	Australia	1,154,624	1,171,943
			1,596,649
Electric Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.56%, (3-month USD LIBOR
+ 3.25%), 6/28/23.	United States	669,697	673,882
Food Retail 1.4%
Smart & Final Stores LLC, First Lien Term Loan, 5.401%, (1-month USD LIBOR +
3.50%), 11/15/22	United States	4,999,217	4,911,731

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[b] Senior Floating Rate Interests (continued)
General Merchandise Stores 2.7%
[a] 99 Cents Only Stores, First Lien Term Loan, PIK, 8.484% - 8.802%, (3-month USD
LIBOR + 6.50%), 1/13/22	United States	$9,946,847	$9,741,694
Health Care Services 2.6%
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.147%, (1-month USD
LIBOR + 4.25%), 3/14/25	United States	7,022,400	7,107,673
U.S. Renal Care Inc., Initial Term Loan, 6.552%, (3-month USD LIBOR + 4.25%),
12/31/22	United States	2,202,028	2,195,146
			9,302,819
Health Care Technology 0.2%
Quintiles IMS Inc., Term B-2 Dollar Loans, 4.302%, (3-month USD LIBOR + 2.00%),
1/20/25	United States	708,997	713,428
Household Products 0.0%†
Spectrum Brands Inc.,
USD Term Loans, 3.994% - 4.056%, (2-month USD LIBOR + 2.00%), 6/23/22	United States	46,361	151,287
USD Term Loans, 3.791%, (3-month USD LIBOR + 2.00%), 6/23/22	United States	106,696	2,044
			153,331
Independent Power Producers & Energy Traders 0.2%
Helix Gen Funding LLC, Term Loan, 5.651%, (1-month USD LIBOR + 3.75%),
6/02/24	United States	670,599	677,431
Industrial Machinery 5.5%
Harsco Corp., Term B-1 Loan, 4.938%, (1-month USD LIBOR + 3.00%), 12/10/24.	United States	140,639	142,704
Navistar Inc., Tranche B Term Loan, 5.40%, (1-month USD LIBOR + 3.50%),
11/06/24	United States	13,315,050	13,423,235
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.398%, (1-month USD LIBOR
+ 4.50%), 10/25/22.	Australia	6,334,266	6,270,924
			19,836,863
Integrated Telecommunication Services 6.6%
Consolidated Communications Inc., Initial Term Loan, 4.91%, (1-month USD LIBOR +
3.00%), 10/05/23	United States	1,010,910	1,003,117
Global Tel*Link Corp., Term Loan, 6.302%, (3-month USD LIBOR + 4.00%), 5/23/20	United States	15,025,762	15,133,768
Securus Technologies Holdings Inc., Term Loan B, 6.401%, (1-month USD LIBOR +
4.50%), 11/01/24	United States	7,741,426	7,844,240
			23,981,125
Investment Banking & Brokerage 0.2%
FinCo I LLC, Initial Term Loans, 4.651%, (1-month USD LIBOR + 2.75%), 12/27/22	United States	748,820	757,244
IT Consulting & Other Services 3.4%
Sungard Availability Services Capital Inc., 2022 Tranche B Term Loans, 11.901%,
(1-month USD LIBOR + 10.00%), 10/01/22	United States	12,349,055	12,295,028
Leisure Facilities 1.8%
24 Hour Fitness Worldwide Inc., Term Loan, 6.052%, (3-month USD LIBOR + 3.75%),
5/28/21	United States	6,619,459	6,645,659
Marine 2.9%
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.71%, (3-month USD
LIBOR + 4.50%), 6/18/20	Marshall Islands	84,616	84,246
Navios Maritime Partners LP, Initial Term Loan, 7.08%, (3-month USD LIBOR +
5.00%), 9/14/20	Greece	10,227,884	10,291,808
			10,376,054

|17

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value

[b] Senior Floating Rate Interests (continued)
Movies & Entertainment 0.3%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 4.147%, (1-month
USD LIBOR + 2.25%), 12/15/23.	United States	$1,026,947	$1,030,584
Oil & Gas Exploration & Production 12.7%
Fieldwood Energy LLC, Closing Date Loans, 7.151%, (1-month USD LIBOR + 5.25%),
4/11/22	United States	45,933,101	46,248,891
Oil & Gas Storage & Transportation 0.8%
Strike LLC,
Term Loan, 10.302%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	38,558	7,794
Term Loan, 10.453%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	2,853,288	2,938,274
			2,946,068
Packaged Foods & Meats 2.6%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.06%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	2,000,000	1,922,500
Term Loans, 6.31%, (3-month USD LIBOR + 4.00%), 7/03/20.	United States	7,063,511	6,989,344
Post Holdings Inc., Series A Incremental Term Loans, 3.90%, (1-month USD LIBOR +
2.00%), 5/24/24	United States	504,155	506,946
			9,418,790
Personal Products 2.6%
[d] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%), 4/19/19	United States	36,809,254	9,616,418
Pharmaceuticals 0.9%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.188%,
(1-month USD LIBOR + 4.25%), 4/29/24.	United States	310,421	309,386
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 5.188%, (1-month
USD LIBOR + 3.25%), 3/29/24	United States	2,338,759	2,357,275
Syneos Health Inc., Initial Term B Loans, 4.151%, (1-month USD LIBOR + 2.25%),
8/01/24	United States	432,607	434,432
			3,101,093
Semiconductors 0.4%
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans, 3.901%, (1-month
USD LIBOR + 2.00%), 3/31/23	United States	1,431,094	1,441,649
Specialized Consumer Services 0.4%
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.31%, (3-month USD LIBOR +
2.00%), 2/13/25	United States	404,575	408,115
NVA Holdings Inc., Term B-3 Loan, 5.052%, (3-month USD LIBOR + 2.75%), 2/02/25 .	United States	1,126,661	1,132,470
Sabre GLBL Inc., Term Loan B, 3.901%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	67,259	67,569
			1,608,154
Specialty Chemicals 1.4%
Ashland LLC, Term B Loan, 3.897% - 3.901%, (1-month USD LIBOR + 2.00%),
5/17/24	United States	153,056	154,510
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.052%, (3-month
USD LIBOR + 1.75%), 6/01/24	United States	1,624,033	1,632,429
Oxbow Carbon LLC, Second Lien Term Loan, 9.401%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	3,140,163	3,202,967
			4,989,906
Specialty Stores 14.3%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 8.91%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	3,860,510	3,995,628
[c] Tranche B-2 Term Loans, 10.66%, (1-month USD LIBOR + 8.75%), 3/04/21.	United States	33,465,795	32,175,956

|18

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[b] Senior Floating Rate Interests (continued)
Specialty Stores (continued)
Jo-Ann Stores Inc., Initial Loans, 7.509%, (6-month USD LIBOR + 5.00%), 10/23/23	United States	$3,678,545	$3,665,898
PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.609%,
(3-month USD LIBOR + 3.25%), 1/26/23.	United States	994,911	688,769
PetSmart Inc., Tranche B-2 Loans, 4.89%, (1-month USD LIBOR + 3.00%), 3/11/22	United States	14,623,199	11,491,392
			52,017,643
Total Senior Floating Rate Interests
(Cost $337,081,829)			316,671,208
Total Investments before Short Term Investments
(Cost $344,156,335)			323,382,955

Short Term Investments 19.8%

Senior Floating Rate Interests 5.1%
Forest Products 5.1%
Appvion Inc.,
[e] New Money Term Loan (DIP II), 11.145% - 11.151%, (1-month USD LIBOR +
9.25%), 7/01/18	United States	12,769,376	12,795,975
[a] Roll-Up Loans, PIK, 8.401%, (1-month USD LIBOR + 6.50%), 7/01/18	United States	5,594,642	5,594,642
Total Senior Floating Rate Interests
(Cost $18,316,764)			18,390,617
		Shares

Money Market Funds (Cost $53,539,747) 14.7%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.30%	United States	53,539,747	53,539,747
Total Investments (Cost $416,012,846) 108.9%.			395,313,319
Other Assets, less Liabilities (8.9)%			(32,293,060)
Net Assets 100.0%			$ 363,020,259

See Abbreviations on page 24.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aIncome may be received in additional securities and/or cash.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security purchased on a delayed delivery basis.
dDefaulted security or security for which income has been deemed uncollectible.
eSee Note 4 regarding unfunded loan commitments.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

|19

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|20

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Floating Rate Master Series - swaps

4. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

|21

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. UNFUNDED LOAN COMMITMENTS (continued)
At April 30, 2018, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Franklin Floating Rate Master Series
BMC Software Finance, Inc., Non-Extended US Revolving Commitment	$6,435,560
Appvion, Inc., New Money Term Loan (DIP II)	391,622
$6,827,182
Franklin Lower Tier Floating Rate Fund
Appvion, Inc., New Money Term Loan (DIP II)	$660,863
Franklin Middle Tier Floating Rate Fund
Appvion, Inc., New Money Term Loan (DIP II)	$660,863

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Floating Rate Master Series
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	—	3,405,364	—	3,405,364	$ 33,644,996	$ 1,685,182	$ —	$(1,551,300)
Franklin Middle Tier Floating Rate Fund	—	3,457,561	—	3,457,561	32,708,532	1,283,108	—	(1,303,642)
Total Affiliated Securities					$ 66,353,528	$ 2,968,290	$ —	$(2,854,942)

Franklin Lower Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.30%	—	214,735,723	(167,800,043)	46,935,680	46,935,680	352,103	—	—

Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.30%	—	231,277,854	(177,738,107)	53,539,747	53,539,747	269,486	—	—

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

|22

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Oil & Gas Exploration & Production	$—	$3,654,274	$—	$3,654,274
All Other Equity Investments.	66,353,528	—	—	66,353,528
Corporate Bonds	—	7,828,035	—	7,828,035
Senior Floating Rate Interests	—	1,255,901,947	—	1,255,901,947
Asset-Backed Securities.	—	162,171,269	—	162,171,269
Short Term Investments	278,766,428	17,088,271	—	295,854,699
Total Investments in Securities	$345,119,956	$1,446,643,796	$—	$1,791,763,752

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$114,679	$—	$114,679

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$465,310	$—	$465,310

Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$5,664,209	$—	$5,664,209
Senior Floating Rate Interests	—	312,660,792	—	312,660,792
Short Term Investments	46,935,680	34,203,475	—	81,139,155
Total Investments in Securities	$46,935,680	$352,528,476	$—	$399,464,156

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$3,665	$—	$3,665

Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$6,711,747	$—	$6,711,747
Senior Floating Rate Interests	—	316,671,208	—	316,671,208
Short Term Investments	53,539,747	18,390,617	—	71,930,364
Total Investments in Securities	$53,539,747	$341,773,572	$—	$395,313,319

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$3,665	$—	$3,665

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks and management investment companies.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|23

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Currency	Selected Portfolio
USD United States Dollar	CDO	Collateralized Debt Obligation
	CLO	Collateralized Loan
	DIP	Debtor-In-Possession
	FRN	Floating Rate Note
	LIBOR	London InterBank Offered
	PIK	Payment-In-Kind

Index
CDX.NA.HY.Series number	CDX North America High Yield Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|24

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2018

By   /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2018